Material Events During the Reporting Period	6 Months Ended
Jun. 30, 2023
Material Events During the Reporting Period [Abstract]
Material Events During the Reporting Period

Note 3 – Material Events During the Reporting Period

a.	During the six months ended June 30, 2023, the Company acquired 8,056,188 of the Company’s ADSs and recorded an increase in the reserve for treasury shares of $23,259 thousand.

b.	In February 2023, one of the Company’s shareholders, Murchinson Ltd. (“Murchinson”), filed an ex parte motion for temporary relief in the Lod District Court against the Company. Murchinson claimed that, as joint owners of more than 5% of the Company’s shares, they had the right to demand that the Company convene a special general shareholders meeting. Murchinson sought a temporary injunction ex parte to prevent the Company from allocating additional shares, citing the Form S-8 that the Company filed with the Securities and Exchange Commission (“SEC”) on January 27, 2023. On February 15, 2023, a hearing was held, after which, the court advised Murchinson to withdraw its motion and that the Company will agree not to argue that Murchinson is not entitled to convene the special general shareholder meeting solely due to the exercising of the options under the Form S-8. On February 16, 2023, the parties accepted the court’s proposal and withdrew their respective motions. The court asked Murchinson to confirm whether it still maintained its claim, and on February 23, 2023, Murchinson announced that it did. As a result, further proceedings were scheduled to investigate the matter, including a hearing that was set to take place on June 18, 2023. On June 18, 2023, a hearing was held, during which the court decision was, inter alia, that the defendant submit its request for the dismissal of the motion. On July 30, 2023, the Company filed a motion to dismiss the claim, and another motion to compel Murchinson to deposit bond with the court’s secretary to ensure the Company can be reimbursed with its expenses should and when the claim will be dismissed. Murchinson is to respond by September 6, 2023. Another pre-trial hearing was set for October 31, 2023.

In February 2023, the Company submitted a statement of claim against Murchinson to the Lod District court, in which the Company requested that the court declare that the special general shareholders meeting convened by Murchinson for March 20, 2023, does not comply with the requirements of the law, the Company’s articles of association, and the depositary agreement with the Bank of New York Mellon. The Company also requested to charge Murchinson with expenses for filing this statement of claim for a sum of $10 million. The hearing for the Company’s statement of claims was held on June 18, 2023. The parties agreed that this claim will be frozen and the court will stay it until the procedure of the Second Claim (as defined below) will be decided.

On March 26, 2023, Murchinson submitted another statement of claim with a motion for temporary relief in the Lod District Court against the Company (the “Second Claim”), in which it claimed that it had the right to convene a special general meeting of the Company’s shareholders on March 20, 2023. Therefore, Murchinson asked the court, inter alia, to cause the Company to refrain from convening meetings of the board of directors’ with the Company’s current board members and which do not include Murchinson’s nominees as board members, or alternatively as observers; or alternatively that that Company should refrain from doing any business outside the ordinary course of business. The court ordered the Company to respond by March 30, 2023, and set a hearing in the Second Claim for April 4, 2023. The court held a hearing on April 4, 2023. On April 16, 2023, the court decided with regard to the motion for temporary reliefs. The court rejected the motion and the relief sought regarding the Company’s board’s composition and rejected the requested relief that the Company refrain from doing any business outside the ordinary course of business. However, the court granted the alternative relief of appointing Murchinson’s nominees as observers. On April 21, 2023, the Company filed an interlocutory appeal and a motion to stay the above-mentioned decision, in which the Company requested from the Supreme Court of Israel permission to appeal the decision and simultaneously to delay the district court’s decision with regard to the appointing Murchinson’s nominees as observers. The Supreme Court of Israel denied the interlocutory appeal on June 14, 2023. Murchinson filed its main affidavits on May 28, 2023, the Company filed its main affidavits and expert opinion on June 27, 2023, and Murchinson filed its counter expert opinion on July 4, 2023. The main hearing was conducted on both July 10 and 11, 2023, where the cross-examination took place. Murchinson must submit its summaries by September 26, 2023, and the Company 30 days after that (not including the court recession).

c.	In March 2023, the Company initiated litigation (the “Complaint”) in the Southern District Court of New York alleging claims against Murchinson, Anson Advisors, Inc. (“Anson”), Boothbay Fund Management, LLC, (“Boothbay”) and their affiliates (together, “Defendants”). The Complaint alleges that Defendants improperly engaged in coordinated efforts to acquire a large stake in the Company and interfere with its business operations, in violation of U.S. securities laws, New York law, and pertinent contracts governing the Company’s ADSs. The Complaint further alleges that Defendants’ conduct was in violation of Section 13(d) of the U.S. Exchange Act and constituted breach of contract, tortious interference with prospective business relationships, and unjust enrichment. The Complaint further seeks to require Defendants to correct their allegedly false and misleading disclosures to the SEC; enjoin Defendants from additional misconduct with respect to the Company and its securities; and for the Company to recover from the Defendants compensatory and punitive damages, among other relief.

After the Company filed suit, on May 2, 2023 and June 23, 2023, Anson and Murchinson filed amended disclosures with the SEC. On July 10, 2023, the federal court found that the Company’s lawsuit “achieved the goals of Section 13(d) [of the Exchange Act] by alerting the public to the pertinent information about Defendants” and therefore “dismissed as moot” the Company’s federal securities claims against Murchinson and Anson. The court also dismissed the Company’s Section 13(d) claims against Boothbay. The court declined to exercise supplemental jurisdiction concerning Nano’s state law claims, dismissing them without prejudice. On August 9, 2023, the Company appealed the district court’s decision dismissing its claims arising under Section 13(d) of the Exchange Act. That appeal remains pending.

On May 1, 2023, Murchinson filed a complaint in the Southern District of New York alleging that the Company and its directors violated New York Civil Rights Law §§ 70-a and 76-a when they initiated the above-referenced litigation in the Southern District of New York.

d.	During the reporting period, the Company announced that it will pursue a special tender offer for shares of Stratasys Ltd. (Nasdaq: SSYS) (“Stratasys”). On June 27, 2023, the Company increased the offer price of the special tender offer from $18.00 to $20.05 per share in cash. See also note 10 regarding material events after the reporting period.